Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 947,250,000
Previously Paid Amount	0
Total Fee Amount	145,023.98
Total Offset Amount	11,397.06
Net Fee	$ 133,626.92